Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	May 31, 2017	Aug. 31, 2016
Accounting Policies [Abstract]
Basis of Accounting	Basis of Accounting The basis is United States generally accepted accounting principles.	Basis of Accounting The basis is United States generally accepted accounting principles.
Interim Financial Statements

Interim Financial Statements

The consolidated balance sheet for the Company at the end of the preceding fiscal year has been derived from the audited balance sheet and notes thereto contained in the Company’s annual report on Form 10-K for the fiscal year ended August 31, 2016 and is presented herein for comparative purposes. All other financial statements are unaudited. In the opinion of management, all adjustments, which include only normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for all period presented, have been made. The results of operations for the interim periods presented are not necessarily indicative of the operating results for the respective full years.

Certain footnote disclosures normally included in the financial statements prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”) have been omitted in accordance with the published rules and regulations of the Securities and Exchange Commission (“SEC”). These financial statements should be read in conjunction with the financial statements and notes thereto included in the Company’s annual report on Form 10-K for the fiscal year ended August 31, 2016 filed with the SEC on December 14, 2016.

Earnings Per Share

Earnings per Share.

The basic earnings (loss) per share of Class A and Class C common stock is calculated by dividing the Company’s net income (loss) available to Class A and Class C common shareholders by the weighted average number of Class A and Class C common shares issued and outstanding during the year. The diluted earnings (loss) per share of Class A and Class C common stock is calculated by dividing the Company’s net income (loss) available to Class A and Class C common shareholders by the diluted weighted average number of Class A and Class C shares outstanding during the year. The diluted weighted average number of Class A and Class C shares outstanding is the basic weighted number of Class A and Class C shares adjusted as of the first of the year for any potentially dilutive debt or equity. For the periods presented, the Class A and Class C common stock shares underlying the following dilutive securities were excluded from the calculation of diluted shares outstanding as the effect of their inclusion would be anti-dilutive:

	For the three months ended May 31,		For the nine months ended May 31,
	2017	2016	2017	2016
Class B common stock	6,000,000	-	5,208,791	-
Total	6,000,000	-	5,208,791	-

Earnings per Share.

The basic earnings (loss) per share is calculated by dividing the Company’s net income (loss) available to common shareholders by the weighted average number of common shares issued and outstanding during the year. The diluted earnings (loss) per share is calculated by dividing the Company’s net income (loss) available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted as of the first of the year for any potentially dilutive debt or equity.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all short-term investments with a maturity of three months or less at the date of purchase to be cash and cash equivalents.	Cash and Cash Equivalents The Company considers all short-term investments with a maturity of three months or less at the date of purchase to be cash and cash equivalents.
Use of Estimates

Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates.

Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates.

Income Taxes

Income Taxes

The provision for income taxes is the total of the current taxes payable and the net of the change in the deferred income taxes. Provision is made for the deferred income taxes where differences exist between the period in which transactions affect current taxable income and the period in which they enter into the determination of net income in the financial statements.

Income Taxes

The provision for income taxes is the total of the current taxes payable and the net of the change in the deferred income taxes. Provision is made for the deferred income taxes where differences exist between the period in which transactions affect current taxable income and the period in which they enter into the determination of net income in the financial statements.

Revenue Recognition

Revenue recognition

The Company recognizes revenue from services and product sales once all the following criteria for revenue recognition have been met: pervasive evidence that an agreement exists; the services have been rendered; the fee is fixed and determinable and not subject to refund or adjustment; and collection of the amount due is reasonably assured. For the periods presented, the Company had no revenues.

Revenue recognition

The Company recognizes revenue from product sales once all the following criteria for revenue recognition have been met: pervasive evidence that an agreement exists; the services have been rendered; the fee is fixed and determinable and not subject to refund or adjustment; and collection of the amount due is reasonably assured. For the periods presented, the Company had no revenues.

Year End	Year end The Company’s fiscal year-end is August 31.	Year end The Company’s fiscal year-end is August 31.
Reverse Stock Split

Reverse Stock Split

All references to numbers of shares of our common stock and per-share information in the accompanying financial statements have been adjusted retroactively to reflect the Company’s 1-for- 200 reverse stock split effected on January 20, 2016. The par value was not adjusted as a result of the reverse stock split.

Reverse Stock Split

All references to numbers of shares of our common stock and per-share information in the accompanying financial statements have been adjusted retroactively to reflect the Company’s 1-for- 200 reverse stock split effected on January 20, 2016. The par value was not adjusted as a result of the reverse stock split.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company’s management has evaluated recently issued accounting pronouncements through May 31, 2017 and concluded that they will not have a material effect on future financial statements.

Recent Accounting Pronouncements

The Company’s management has evaluated recently issued accounting pronouncements through August 31, 2016 and concluded that they will not have a material effect on future financial statements.

Property and Equipment

Property and Equipment

Property and equipment is stated at cost less accumulated depreciation. Depreciation is calculated on the straight-line basis over the estimated useful lives of the respective assets. Expenditures for repairs and maintenance are expensed as incurred.

Foreign Currency Translation

Foreign Currency Translation

The reporting currency of the Company is the United States Dollar and the accompanying financial statements are expressed in United States Dollars.

Transactions denominated in currencies other than the United States Dollar (principally the Hong Kong Dollar) are translated in United States Dollars at the exchange rates prevailing at the dates of the transactions. Exchange gains and losses, which were not significant in the nine months ended May 31, 2017 and May 31, 2016 are reflected in income.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for employee stock-based compensation in accordance with the guidance of FASB ASC Topic 718, “Compensation - Stock Compensation,” which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values. The Company does not have an employee stock option plan.

The Company follows ASC topic 505-50, formerly EITF 96-18, “Accounting for Equity Instruments that are Issued to Other than Employees for Acquiring, or in Conjunction with Selling Goods and Services,” for stock issued to consultants and other non-employees. In accordance with ACS Topic 505-50, the stock issued as compensation for services provided to the Company are accounted for based upon the fair value of the services provided or the estimated fair market value of the stock, whichever can be more clearly determined. The fair value of the equity instrument is charged directly to consulting expense over the period during which services are rendered.